Goodwill (Details) - Schedule of Revenue and Profit or Loss from the Time of Acquisition $ in Millions	12 Months Ended
Dec. 31, 2023 COP ($)
Hipervital S.A.S. [Member]
Goodwill (Details) - Schedule of Revenue and Profit or Loss from the Time of Acquisition [Line Items]
Revenues	$ 15,262
Profit or (loss)	(3,516)
Costa y Costa S.A. [Member]
Goodwill (Details) - Schedule of Revenue and Profit or Loss from the Time of Acquisition [Line Items]
Revenues	9,540
Profit or (loss)	(802)
Modasian S.R.L. [Member]
Goodwill (Details) - Schedule of Revenue and Profit or Loss from the Time of Acquisition [Line Items]
Revenues	7
Profit or (loss)	$ (1,231)